SEGMENT INFORMATION - Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes
Revenue	$ 16,956	$ 12,922
Cost of Sales	(8,265)	(7,961)
Exploration, evaluation and project expenses not attributable to segments	(367)	(392)
General and administrative expenses	(222)	(115)
Other income not attributable to segments	509	(214)
Impairment reversals (charges)	(12)	457
Loss on currency translation	(3)	(39)
Closed mine rehabilitation	(8)	(59)
Income from equity investees	444	241
Finance costs, net (includes non-segment accretion)	(227)	(232)
Gain (loss) on non-hedge derivatives	(1)	13
Income before income taxes	8,805	4,608
Operating segments [member]
Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes
Income before income taxes	7,861	4,262
Other Mines
Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes
Income before income taxes	1,234	727
Share of equity investees
Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes
Income before income taxes	(527)	(316)
Unallocated amounts [member]
Reconciliation of Segment Income to Loss from Continuing Operations Before Income Taxes
Revenue	(105)	8
Cost of Sales	(56)	(62)
Exploration, evaluation and project expenses not attributable to segments	(335)	(351)
General and administrative expenses	(222)	(115)
Other income not attributable to segments	711	21
Impairment reversals (charges)	(12)	457
Loss on currency translation	(3)	(39)
Closed mine rehabilitation	(8)	(59)
Income from equity investees	444	241
Finance costs, net (includes non-segment accretion)	(176)	(179)
Gain (loss) on non-hedge derivatives	$ (1)	$ 13